OTHER ACCOUNTS RECEIVABLE AND PREPAID EXPENSES (Tables)	12 Months Ended
Dec. 31, 2014
OTHER ACCOUNTS RECEIVABLE AND PREPAID EXPENSES [Abstract]
Schedule of other accounts receivable and prepaid expenses
	December 31,
	2014	2013

Prepaid expenses	$279	$250
Government institutions	53	79
Derivative instruments	-	46
Advance payment to vendors	96	37

	$428	$412